UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08927

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2008 to September 30, 2008

Item 1:                   Schedule of Investments

Credit Suisse Global High Yield Fund

Schedule of Investments

September 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (87.8%)
Aerospace & Defense (2.4%)
$125	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$121,562
25	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)§	(B, B3)	02/01/18	7.625	26,250
75	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	74,625
100	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)§	(B-, Caa1)	04/01/17	9.750	90,000
75	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)	(B-, B3)	04/01/15	8.500	69,000
95	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/10 @ $103.38)	(B+, B1)	02/01/15	6.750	91,675
50	L-3 Communications Corp., Global Company Guaranteed Notes (Callable 10/09/08 @ $103.06)	(BB+, Ba3)	07/15/13	6.125	46,750
125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	113,750
100	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	94,500
					728,112
Agriculture (0.3%)
75	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 10/09/08 @ $108.00)‡	(B-, Caa1)	11/01/10	11.000	76,125
Auto Loans (3.0%)

200	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(B-, B1)	06/15/10	7.875	152,720
310	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(B-, B1)	10/01/13	7.000	190,689
250	Ford Motor Credit Co. LLC, Senior Unsecured Notes§	(B-, B1)	12/15/16	8.000	158,273
300	GMAC LLC, Debentures (Callable 11/10/08 @ $100.00)	(B-, B3)	04/01/11	6.000	142,184
275	GMAC LLC, Senior Unsecured Notes§	(B-, B3)	03/02/11	7.250	130,128
345	GMAC LLC, Senior Unsecured Notes	(B-, B3)	12/01/14	6.750	132,543
					906,537
Auto Parts & Equipment (2.0%)
150	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/08 @ $104.50)	(B+, B1)	12/01/11	9.000	155,250
75	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)§	(B+, B1)	03/01/17	7.875	40,125
150	Goodyear Tire & Rubber Co., Global Senior Unsecured Notes (Callable 07/01/10 @ $104.50)	(BB-, Ba3)	07/01/15	9.000	149,250
90	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(B, B3)	12/01/13	8.500	66,488
110	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	102,850
75	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)§	(B, B3)	11/15/14	8.625	60,000
10	Visteon Corp., Global Senior Unsecured Notes§	(B-, Caa2)	08/01/10	8.250	8,350
24	Visteon Corp., Rule 144A, Senior Unsecured Notes (Callable 12/31/13 @ $105.00)§‡	(B-, Caa1)	12/31/16	12.250	14,520
					596,833
Automotive (1.3%)
200	Ford Motor Co., Global Senior Unsecured Notes§	(CCC, Caa1)	07/16/31	7.450	87,000
100	General Motors Corp., Global Senior Unsecured Notes§	(B-, Caa2)	01/15/11	7.200	59,000
200	General Motors Corp., Senior Unsecured Notes§	(B-, Caa2)	07/15/13	7.125	92,500
350	General Motors Corp., Senior Unsecured Notes§	(B-, Caa2)	07/15/33	8.375	141,750
					380,250
Beverages (0.4%)
125	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	115,625
Brokerage (0.2%)
75	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(B, Ba3)	12/01/15	7.875	60,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS
Building & Construction (1.2%)
$100	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(CC, Caa3)	10/01/15	9.500	$45,500
100	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 10/24/08 @ $102.79)	(B-, B3)	04/15/12	8.375	74,000
100	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC+, Caa1)	01/15/16	6.250	58,000
125	KB HOME, Company Guaranteed Notes§	(BB, Ba2)	06/15/15	6.250	102,500
75	Standard Pacific Corp., Global Company Guaranteed Notes§	(B-, B2)	08/15/15	7.000	57,000
75	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 12/15/08 @ $103.81)	(CCC+, Caa2)	12/15/12	7.625	29,625
					366,625
Building Materials (1.2%)
100	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)§	(B+, B3)	08/01/14	7.750	79,500
100	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B+, B2)	10/01/12	9.875	91,000
75	Norcraft Cos. LP, Global Company Guaranteed Notes (Callable 10/06/08 @ $104.50)§	(B+, B1)	11/01/11	9.000	72,375
75	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)§	(CCC, Caa1)	09/01/14	8.500	43,125
50	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 10/06/08 @ $104.50)§	(CCC+, Caa2)	02/15/12	9.000	27,500
50	Ply Gem Industries, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/11 @ $105.88)‡	(B, B2)	06/15/13	11.750	43,250
					356,750
Chemicals (2.9%)
175	Chemtura Corp., Company Guaranteed Notes	(BB, Ba2)	06/01/16	6.875	140,875
100	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	90,000
150	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(B, B3)	12/01/14	9.750	119,250
110	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)§	(CCC+, Caa2)	12/01/16	11.500	75,350
50	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/08 @$104.50)	(B-, B3)	11/15/13	9.000	66,721
100	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/09 @ $104.50)+§	(B, B3)	02/01/14	0.000	89,250
100	PolyOne Corp., Senior Unsecured Notes	(B+, B1)	05/01/12	8.875	95,500
100	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(B+, B2)	08/15/14	9.000	96,500
100	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	95,500
					868,946
Computer Hardware (0.2%)
75	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	55,875
Consumer Products (1.4%)
125	AAC Group Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 11/03/08 @ $105.13)‡+§	(CCC+, Caa1)	10/01/12	0.000	124,375
150	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	122,250
100	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)§	(B, B3)	05/01/17	7.500	83,750
100	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 11/10/08 @ $104.63)§	(B-, B3)	04/15/12	9.250	95,500
					425,875
Consumer/Commercial/Lease Financing (0.1%)
100	Residential Capital LLC, Rule 144A, Secured Notes (Callable 05/15/10 @ $104.81)‡	(CCC-, Ca)	05/15/15	9.625	24,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS
Diversified Capital Goods (2.2%)
$75	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	$72,000
125	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	123,125
75	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(B, B3)	06/01/17	7.375	59,625
100	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, B3)	08/01/14	9.500	94,500
100	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	94,500
50	SPX Corp., Rule 144A, Senior Notes‡	(BB, Ba2)	12/15/14	7.625	50,063
100	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	97,500
102	TriMas Corp., Global Company Guaranteed Notes (Callable 10/09/08 @ $103.29)	(B-, B3)	06/15/12	9.875	86,955
					678,268
Diversified Financials (0.1%)
25	Lender Processing Services, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/11 @ $106.09)‡	(BB+, Ba2)	07/01/16	8.125	24,500
Electric - Generation (7.0%)
200	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	06/01/15	7.500	170,000
250	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B, B2)	05/01/16	8.375	218,750
25	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	22,625
250	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Baa3)	01/02/16	8.560	257,953
100	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	78,000
175	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	159,687
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B, B1)	02/01/14	7.250	69,750
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	67,688
100	Reliant Energy, Inc., Senior Unsecured Notes§	(BB-, B1)	06/15/14	7.625	75,500
600	Texas Competitive Electric Holdings Co. LLC, Series A, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	544,500
175	Texas Competitive Electric Holdings Co. LLC, Series B, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	158,813
150	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	136,125
175	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	163,625
					2,123,016
Electric - Integrated (0.5%)
75	CMS Energy Corp., Senior Unsecured Notes	(BB, Ba1)	07/17/17	6.550	65,909
75	PNM Resources, Inc., Unsecured Notes	(BB-, Ba2)	05/15/15	9.250	74,250
25	Public Service Company of New Mexico, Senior Unsecured Notes	(BB+, Baa3)	05/15/18	7.950	23,636
					163,795
Electronics (1.9%)
150	Amkor Technology, Inc., Global Senior Notes (Callable 10/14/08 @ $103.88)	(B+, B1)	05/15/13	7.750	128,812
38	Ampex Corp., Series B, Secured Notes^ø	(NR, NR)	08/15/08	12.000	37,226
225	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(B-, B2)	12/15/14	8.875	156,375
40	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	37,600
125	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.38)§	(B-, B3)	03/01/13	6.750	110,000
25	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B-, B3)	03/01/16	8.125	21,375
100	Viasystems, Inc., Global Senior Unsecured Notes (Callable 10/14/08 @ $105.25)§	(B+, Caa1)	01/15/11	10.500	98,000
					589,388
Energy - Exploration & Production (5.8%)
150	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B+, B3)	11/01/16	8.250	127,500
75	Chaparral Energy, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $104.44)	(B-, Caa1)	02/01/17	8.875	59,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS
Energy - Exploration & Production
$100	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	$92,500
300	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/09 @ $103.44)	(BB, Ba3)	01/15/16	6.875	275,250
125	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	103,125
100	Forest Oil Corp., Global Company Guaranteed Notes (Callable 10/09/08 @ $102.58)	(B+, B1)	05/01/14	7.750	95,000
50	Forest Oil Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/12 @ $103.63)‡	(B+, B1)	06/15/19	7.250	43,000
125	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	114,375
75	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	63,750
100	Newfield Exploration Co., Global Senior Subordinated Notes (Callable 05/15/13 @ $103.56)	(BB-, Ba3)	05/15/18	7.125	87,500
150	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B, B3)	07/15/13	9.125	141,750
25	PetroHawk Energy Corp., Rule 144A, Senior Notes (Callable 06/01/12 @ $103.94)‡	(B, B3)	06/01/15	7.875	21,875
75	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	69,375
25	Range Resources Corp., Company Guaranteed Notes (Callable 05/01/13 @ $103.63)§	(BB, Ba3)	05/01/18	7.250	23,750
100	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)§	(BB, Ba3)	03/15/15	6.375	92,000
50	SandRidge Energy, Inc., Rule 144A, Senior Notes (Callable 06/01/13 @ $104.00)‡	(B-, B3)	06/01/18	8.000	43,250
175	Southwestern Energy Co., Rule 144A, Senior Unsecured Notes‡	(BB+, Ba2)	02/01/18	7.500	170,625
125	Swift Energy Co., Senior Notes (Callable 10/14/08 @ $103.81)	(BB-, B1)	07/15/11	7.625	119,375
					1,743,625
Environmental (1.3%)
225	Allied Waste North America, Inc., Global Senior Secured Notes (Callable 03/15/10 @ $103.63)	(BB, B1)	03/15/15	7.250	216,563
175	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)§	(B-, Caa1)	04/15/14	9.500	172,375
					388,938
Food & Drug Retailers (1.2%)
175	Duane Reade, Inc., Global Company Guaranteed Notes (Callable 10/14/08 @ $104.88)§	(CCC-, Caa3)	08/01/11	9.750	147,875
100	New Albertsons, Inc., Senior Unsecured Notes	(B+, B1)	05/01/13	7.250	97,500
25	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	23,500
100	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 10/14/08 @ $104.06)	(B+, B2)	06/15/12	8.125	98,500
					367,375
Food - Wholesale (0.6%)
75	Dole Food Co., Inc., Global Company Guaranteed Notes§	(B-, Caa1)	05/01/09	8.625	72,000
25	Dole Food Co., Inc., Global Company Guaranteed Notes (Callable 11/10/08 @ $102.22)	(B-, Caa1)	03/15/11	8.875	21,125
125	Smithfield Foods, Inc., Senior Unsecured Notes§	(BB-, Ba3)	07/01/17	7.750	98,750
					191,875
Forestry & Paper (2.9%)
90	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(BB-, B2)	10/15/14	7.125	62,100
125	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 10/14/08 @ $103.66)	(B, B2)	03/15/10	9.750	116,250
175	Georgia-Pacific Corp., Debentures	(B+, B2)	06/15/15	7.700	161,000
75	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	67,312
100	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 10/14/08 @ $104.75)§	(B-, B3)	08/15/13	9.500	91,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS
Forestry & Paper
$75	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)§	(B-, B2)	05/01/12	10.000	$67,500
75	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	66,000
175	Smurfit-Stone Container, Global Senior Unsecured Notes (Callable 10/06/08 @ $102.79)	(B-, B3)	07/01/12	8.375	147,875
100	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)§	(B+, B2)	08/01/14	9.125	86,500
					865,537
Gaming (3.6%)
75	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	31,875
25	Caesars Entertainment, Inc., Global Company Guaranteed Notes§	(B-, Caa2)	03/15/10	7.875	19,563
100	Caesars Entertainment, Inc., Global Company Guaranteed Notes§	(B-, Caa2)	05/15/11	8.125	59,500
100	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(B-, Caa1)	08/01/13	8.000	81,750
24	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB-, Ba3)	11/15/19	7.250	18,120
50	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡§	(B, B3)	05/01/15	13.875	44,250
60	Fontainebleau Las Vegas Capital Corp., Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC, Caa1)	06/15/15	10.250	17,100
20	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 10/14/08 @ $104.06)ø	(D, C)	06/01/12	8.125	1,100
100	Inn of the Mountain Gods Resort & Casino, Global Senior Secured Notes (Callable 10/14/08 @ $106.00)§	(B, B3)	11/15/10	12.000	68,500
100	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B, B3)	06/15/14	9.750	67,500
50	Majestic Star Casino LLC, Senior Secured Notes (Callable 10/14/08 @ $104.75)	(B-, Caa1)	10/15/10	9.500	22,750
125	Mashantucket Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(BB+, Ba2)	11/15/15	8.500	81,875
175	MGM Mirage, Inc., Company Guaranteed Notes§	(BB, Ba2)	06/01/16	7.500	128,625
225	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	01/15/17	7.625	163,125
100	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	78,500
50	Peermont Global Proprietary Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81)‡	(B, B3)	04/30/14	7.750	45,124
60	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø§	(NR, NR)	12/15/14	9.625	8,700
20	Trump Entertainment Resorts, Inc., Senior Secured Notes (Callable 06/01/10 @ $104.25)§	(CCC+, Caa1)	06/01/15	8.500	8,300
100	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	91,500
75	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BBB-, Ba2)	12/01/14	6.625	64,312
					1,102,069
Gas Distribution (4.0%)
125	AmeriGas Partners LP, Senior Unsecured Notes (Callable 05/20/11 @ $103.56)	(NR, Ba3)	05/20/16	7.125	112,500
275	El Paso Corp., Senior Unsecured Notes§	(BB-, Ba3)	06/01/18	7.250	257,125
300	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	305,290
150	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)§	(B+, B1)	03/01/16	8.250	138,750
75	MarkWest Energy Finance Corp., Series B, Global Senior Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	71,625
125	Targa Resources Partners LP, Rule 144A, Senior Notes (Callable 07/01/12 @ $104.13)‡	(B, B2)	07/01/16	8.250	108,125
225	Williams Partners LP, Global Senior Unsecured Notes	(BBB-, Ba2)	02/01/17	7.250	209,567
					1,202,982

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services (7.1%)
$125	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡	(B, Caa1)	11/01/15	9.875	$119,062
25	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)§	(B-, B3)	10/15/17	10.000	25,625
125	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)§	(B-, Caa1)	10/15/17	11.625	126,250
175	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	167,125
75	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B2)	03/15/15	7.250	71,625
325	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	316,875
50	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	43,375
325	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	273,000
75	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	07/15/13	6.750	63,375
125	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)§	(CCC+, Caa1)	06/15/16	10.750	126,875
75	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	67,875
50	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/18	7.625	45,000
100	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.13)	(BB-, Ba3)	02/15/13	6.250	92,500
300	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B, Caa1)	07/01/14	9.875	294,000
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	6.303	44,250
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	46,875
125	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)§	(CCC+, Caa1)	10/01/14	9.000	121,250
100	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	88,000
					2,132,937
Hotels (0.7%)
250	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)§	(BB, Ba1)	06/01/16	6.750	205,625

Investments & Misc. Financial Services (0.2%)
75	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(B-, B3)	11/15/15	10.500	58,125

Leisure (0.4%)
51	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)‡	(CCC, Caa2)	07/15/16	12.250	46,920
150	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)§	(CCC-, Caa3)	06/01/14	9.625	84,750
					131,670
Machinery (0.9%)
125	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)§	(B, B3)	02/15/17	8.625	120,000
50	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $103.56)	(BBB-, Ba3)	03/01/14	7.125	45,750
100	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B+, Ba3)	11/15/17	8.000	91,500
					257,250
Media - Broadcast (1.4%)
75	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 11/06/08 @ $103.88)§	(B+, B2)	12/15/12	7.750	64,500
150	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa1)	08/15/14	10.500	96,750
50	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC+, Caa1)	09/15/14	5.500	15,750
100	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B, B2)	09/15/14	8.625	101,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Broadcast
$100	Rainbow National Services LLC, Rule 144A, Company Guaranteed Notes (Callable 10/14/08 @ $104.38)‡	(BB, B1)	09/01/12	8.750	$100,500
90	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa1)	03/15/15	9.750	42,300
100	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CC, Ca)	01/15/14	8.750	15,000
					435,800
Media - Cable (4.4%)
200	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	178,000
250	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)§	(CCC, Caa3)	10/01/15	11.000	166,250
125	CCH II LLC, Series B, Global Company Guaranteed Notes (Callable 10/14/08 @ $105.13)	(CCC, Caa2)	09/15/10	10.250	112,500
83	Charter Communications Holdings LLC, Senior Unsecured Notes (Callable 10/06/08 @ $100.00)§	(CCC, Ca)	04/01/11	9.920	49,385
100	Charter Communications Operating LLC Rule 144A, Senior Secured Notes‡	(B-, B3)	04/30/12	8.000	90,000
125	CSC Holdings, Inc., Global Senior Unsecured Notes§	(BB, B1)	04/15/12	6.750	115,156
75	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, B1)	06/15/15	8.500	70,031
35	CSC Holdings, Inc., Series B, Senior Unsecured Notes	(BB, B1)	04/01/11	7.625	33,775
75	DirecTV Holdings LLC/DirecTV Financing Co., Global Company Guaranteed Notes (Callable 11/10/08 @ $104.19)§	(BB, Ba3)	03/15/13	8.375	74,437
100	DirecTV Holdings LLC/DirecTV Financing Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/12 $103.81)‡	(BB, Ba3)	05/15/16	7.625	91,000
25	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	21,688
175	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	140,875
50	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	42,625
50	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)§	(B-, B3)	10/15/15	8.500	41,500
75	Mediacom Capital Corp., Global Senior Unsecured Notes (Callable 10/14/08 @ $100.00)	(B-, B3)	02/15/11	7.875	68,250
25	Mediacom Capital Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $100.00)§	(B-, B3)	01/15/13	9.500	22,500
					1,317,972
Media - Services (0.5%)
100	Lamar Media Corp., Series C Global Company Guaranteed Notes (Callable 08/15/10 @ $103.31)	(BB-, Ba3)	08/15/15	6.625	83,250
100	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B, B3)	04/15/14	7.375	74,750
					158,000
Metals & Mining - Excluding Steel (2.0%)
100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(B-, B3)	12/15/14	9.000	61,500
25	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)§	(B-, Caa1)	12/15/16	10.000	15,625
50	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	49,185
250	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	246,618
150	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 10/06/08 @ $102.00)#	(B-, B3)	05/15/15	6.828	114,750
125	Peabody Energy Corp., Global Company Guaranteed Notes	(BB+, Ba1)	11/01/16	7.375	120,625
					608,303
Non-Food & Drug Retailers (1.7%)
100	Affinity Group, Inc., Global Company Guaranteed Notes (Callable 10/06/08 @ $104.50)	(CCC, Caa1)	02/15/12	9.000	74,500
75	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)§	(B, B3)	03/15/17	7.625	48,375
100	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	81,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS
Non-Food & Drug Retailers
$25	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)§	(CCC, Caa1)	11/01/14	10.000	$15,875
75	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa2)	11/01/16	11.375	35,813
125	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B, B3)	10/15/15	10.375	105,312
110	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	108,625
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	36,500
25	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)§	(CCC+, Caa1)	02/15/17	9.750	14,375
					520,875
Office Equipment (0.3%)
85	IKON Office Solutions, Inc., Global Senior Unsecured Notes (Callable 09/15/10 @ $103.88)	(BB-, Ba3)	09/15/15	7.750	89,250
Oil Field Equipment & Services (1.1%)
100	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	89,500
75	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB-, B1)	12/01/14	8.375	72,375
75	Parker Drilling Co., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.81)	(B+, B2)	10/01/13	9.625	73,125
100	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)§	(BB+, Ba2)	07/15/14	7.375	96,000
					331,000
Oil Refining & Marketing (0.2%)
75	Frontier Oil Corp., Company Guaranteed Notes (Callable 09/15/12 @ $104.25)§	(BB, Ba3)	09/15/16	8.500	72,563
Packaging (1.8%)
100	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)§	(CCC, Caa2)	03/01/16	10.250	66,500
65	Berry Plastics Holding Corp., Global Senior Secured Notes (Callable 09/15/10 @ $104.44)§	(CCC+, Caa1)	09/15/14	8.875	51,025
50	Constar International, Inc., Company Guaranteed Notes (Callable 10/14/08 @ $105.50)§	(CCC, Caa2)	12/01/12	11.000	10,250
70	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	68,600
25	Crown Cork & Seal Co., Inc., Debentures (Callable 10/14/08 @ $101.91)	(B, B2)	04/15/23	8.000	21,125
125	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	109,375
25	Owens Brockway Glass Container, Inc., Global Company Guaranteed Notes (Callable 10/14/08 @ $104.12)	(BB, Ba3)	05/15/13	8.250	25,000
100	Owens-Illinois, Inc., Debentures§	(B+, B2)	05/15/18	7.800	97,500
0	Pliant Corp., Global Senior Secured Notes (Callable 11/10/08 @ $105.81)[1]	(B-, NR)	06/15/09	11.625	116
100	Solo Cup Co., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.25)§	(CCC, Caa2)	02/15/14	8.500	80,500
					529,991
Printing & Publishing (1.6%)
150	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)§	(B-, B3)	11/15/16	8.000	41,625
500	Premier Graphics, Inc., Company Guaranteed Notesø^	(NR, NR)	12/01/05	11.500	0
250	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)	(B-, B3)	01/15/13	6.875	98,750
125	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)§	(B-, B3)	01/15/13	6.875	49,375
200	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)	(CCC, Caa1)	02/15/17	9.000	114,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS
Printing & Publishing
$ 160	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa1)	01/15/15	10.500	$127,200
85	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B-, B3)	03/01/15	8.250	59,075
					490,025
Railroads (0.3%)
100	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)§	(BB-, B2)	06/01/15	8.000	99,000
Software/Services (1.1%)
150	First Data Corp., Rule 144A, Company Guaranteed Notes (Callable 09/30/11 @ $104.94)‡	(B, B3)	09/24/15	9.875	117,938
150	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	130,875
100	Unisys Corp., Senior Unsecured Notes	(B+, B2)	10/15/12	8.000	81,500
					330,313
Steel Producers/Products (1.3%)
125	AK Steel Corp., Global Company Guaranteed Notes (Callable 11/10/08 @ $102.58)§	(BB-, Ba3)	06/15/12	7.750	120,625
100	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B, B3)	02/15/14	11.250	91,500
100	Ryerson, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/11 @ $106.00)‡	(B+, B2)	11/01/15	12.000	85,500
100	Steel Dynamics, Inc., Rule 144A, Senior Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	7.750	89,500
					387,125
Support-Services (3.5%)
125	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)§	(B, B3)	02/01/15	8.500	118,125
25	DynCorp. International, Rule 144A, Company Guaranteed Notes (Callable 02/15/09 @ $104.75)‡	(B, B2)	02/15/13	9.500	24,688
50	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	42,000
75	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)§	(CCC+, Caa1)	06/01/16	10.250	60,375
100	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)§	(BB-, B1)	01/01/14	8.875	86,750
50	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/15/13 @104.00)	(B+, B2)	06/15/20	8.000	48,250
75	Iron Mountain, Inc., Company Guaranteed Notes (Callable 10/21/08 @ $103.31)§	(B+, B2)	01/01/16	6.625	70,875
75	JohnsonDiversey Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 10/14/08 @ $103.21)	(B, B2)	05/15/12	9.625	75,187
75	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 10/14/08 @ $103.56)	(CCC+, Caa1)	05/15/13	10.670	73,125
100	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	93,500
100	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)§	(B-, Caa1)	12/01/14	9.500	76,250
100	Sotheby’s, Rule 144A, Senior Notes‡	(BBB-, Ba3)	06/15/15	7.750	92,000
75	Ticketmaster, Rule 144A, Senior Notes (Callable 08/01/12 @ $105.38)‡	(BB, Ba3)	08/01/16	10.750	70,875
105	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)§	(B, B3)	09/01/14	9.875	86,100
50	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 10/06/08 @ $103.25)	(BB-, B1)	02/15/12	6.500	42,000
					1,060,100
Telecom - Integrated/Services (5.3%)
175	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B-, B2)	01/15/14	8.375	153,125
200	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	167,000
125	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	121,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Integrated/Services
$250	Intelsat Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.63)‡	(BB-, B3)	08/15/14	9.250	$235,000
50	Intelsat Subsidiary Holding Co., Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/10 @ $104.44)‡	(BB-, B3)	01/15/15	8.875	46,000
175	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00)#	(CCC+, Caa1)	02/15/15	6.845	119,000
75	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC+, Caa1)	03/15/13	12.250	66,750
125	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	86,250
125	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	108,750
240	Qwest Corp., Global Senior Unsecured Notes	(BBB-, Ba1)	06/15/15	7.625	210,000
100	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)§	(CCC+, B3)	02/15/14	9.250	93,000
25	Windstream Corp., Global Company Guaranteed Notes	(BB, Ba3)	08/01/13	8.125	23,875
200	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	185,500
					1,616,125
Telecom - Wireless (2.8%)
75	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 10/14/08 @ $105.06)	(B, B2)	06/15/13	10.125	74,625
100	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	93,500
145	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, Caa1)	11/01/14	9.250	136,300
325	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/09 @ $102.98)	(BB, Baa3)	03/15/14	5.950	217,980
410	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Baa3)	12/01/16	6.000	316 ,174
					838,579
Textiles & Apparel (0.6%)
125	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	105,000
75	Phillips-Van Heusen Corp., Global Senior Unsecured Notes (Callable 10/14/08 @ $104.06)	(BB+, Ba3)	05/01/13	8.125	75,188
					180,188
Theaters & Entertainment (0.4%)
150	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	129,750

Transportation - Excluding Air/Rail (0.5%)
175	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B+, B3)	12/15/14	9.500	161,875

TOTAL CORPORATE BONDS (Cost $31,636,208)					26,546 ,237
FOREIGN BONDS (9.4%)
Aerospace & Defense (0.5%)
150	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	140,250

Chemicals (0.1%)
100	LyondellBasell Industries AF SCA, Rule 144A, Senior Secured Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(CCC+, B3)	08/15/15	8.375	47,500

Electronics (1.0%)
100	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, B3)	12/01/15	11.875	103,500
100	Celestica, Inc., Senior Subordinated Notes (Callable 11/10/08 @ $103.94) (Canada)	(B, B3)	07/01/11	7.875	97,500
150	NXP BV/NXP Funding LLC, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(B-, B3)	10/15/14	7.875	101,250
					302,250

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
FOREIGN BONDS
Energy - Exploration & Production (0.2%)
$75	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13 (Canada)	(BB+, B1)	12/15/14	8.250	$67,500
Forestry & Paper (0.6)%
250	Abitibi-Consolidated, Inc., Global Company Guaranteed Notes (Canada)§	(CCC+, Caa2)	06/15/11	7.750	81,250
125	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88 (Ireland)§	(B+, B2)	04/01/15	7.750	104,687
					185,937
Gaming (0.5%)
150	Codere Finance Luxembourg, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)‡	(BB-, B2)	06/15/15	8.250	158,023
Media - Cable (1.4%)
175	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B, Caa1)	02/15/15	10.125	224,920
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B-, B2)	04/15/14	9.750	206,541
					431,461
Media - Diversified (0.4%)
125	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	110,000
Oil Refining & Marketing (0.3%)
125	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡§	(BB-, B1)	05/01/14	6.750	106,250
Packaging (0.5%)
60	Gerresheimer Holdings GmbH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ 103.94) (Germany)‡	(BB, B1)	03/01/15	7.875	83,436
50	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/09 @ $109.25) (Netherlands)‡	(B-, B3)	09/15/14	9.250	58,293
					141,729
Pharmaceuticals (0.3)%
25	Elan Finance PLC, Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland)	(B, B3)	11/15/11	7.750	22,750
75	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	63,375
					86,125
Support-Services (0.7)%
75	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡§	(B, B1)	08/01/15	8.625	64,875
150	Carlson Wagonlit BV, Rule 144A, Company Guaranteed Notes (Callable 10/06/08 @ $104.00) (Netherlands)‡#	(B-, B2)	05/01/15	10.713	135,900
					200,775
Telecom - Integrated/Services (1.7%)
150	BCM Ireland Finance, Rule 144A, Company Guaranteed Notes (Callable 10/06/08 @ $101.00) (Ireland)‡#	(B-, B3)	08/15/16	9.965	161,710
175	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	158,375
100	Hellas II, Rule 144A, Company Guaranteed Notes (Callable 10/06/08 @ $102.00) (Luxembourg)‡#	(CCC+, Caa1)	01/15/15	8.541	61,000
100	Nordic Telephone Co. Holdings ApS, Rule 144A, Senior Secured Notes (Callable 11/07/08 @ $101.00) (Denmark)‡#	(B+, B2)	05/01/16	10.463	129,228
					510,313
Telecommunications Equipment (0.2%)
125	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)‡	(B-, B3)	07/15/16	10.750	77,188

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value
FOREIGN BONDS
Textiles & Apparel (0.5%)
$200	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC, B3)	11/15/12	9.875	$140,465
Transportation - Excluding Air/Rail (0.5%)
150	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)§	(B+, B1)	12/15/13	8.500	146,250
TOTAL FOREIGN BONDS (Cost $3,606,998)					2,852,016

Number of
Shares
COMMON STOCKS (0.0%)
Automobile Parts & Equipment (0.0%)
413,097	Cambridge Industries Liquidating Trust*^	0
588	Safelite Realty Corp.*^	4,704
TOTAL COMMON STOCKS (Cost $0)		4,704
WARRANTS (0.0%)
Telecom - Wireless (0.0%)
500	IPCS, Inc., Rule 144A, strike price $5.50 expires 07/15/10*‡^ (Cost $0)	0
SHORT-TERM INVESTMENT (24.8%)
7,505,813	State Street Navigator Prime Portfolio§§ (Cost $7,505,813)	7,505,813
TOTAL INVESTMENTS AT VALUE (122.0%) (Cost $42,749,019)		36,908,770

LIABILITIES IN EXCESS OF OTHER ASSETS (-22.0%)		(6,657,197)

NET ASSETS (100.0%)		$30,251,573

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign	Expiration	Foreign Currency	Contract	Contract	Unrealized
Currency Contract	Date	To be Sold	Amount	Value	Gain/Loss

Euro	10/10/2008	€(947,000)	$(1,483,267)	$(1,331,314)	$151,953
British Pound	10/10/2008	£(135,000)	$(265,619)	$(240,790)	$24,829
			$(1,748,886)	$(1,572,104)	$176,782

INVESTMENT ABBREVIATION

NR= Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $5,661,394 or 18.7% of net assets.

+	Step Bond — The interest rate is as of September 30, 2008 and will reset at a future date.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable rate obligations — The interest rate is the rate as of September 30, 2008.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
ø	Bond is currently in default.

1       Par value of security held is less than 1,000.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).

If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$7,505,813	$176,782
Level 2 - Other Significant Observable Inputs	29,361,027	—
Level 3 - Significant Unobservable Inputs	41,930	—
Total	$36,908,770	$176,782

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At September 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $42,749,019, $50,672, $(5,890,921) and $(5,840,249), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 14, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 14, 2008